Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Aug. 31, 2022
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
	As of August 31,
	2021	2022
	RMB	RMB
Payroll and related benefits	65,719	75,750
Temporary receipt from students	47,885	51,555
Deposits received	35,939	34,940
Bond interest payables	24,862	-
Other tax payable	9,406	17,574
Professional fee	7,501	13,297
Commission fee	4,975	8,257
Offering subsidies-current	1,174	-
Accrual rental expense	1,971	3,561
Accrual utilities expenses	1,391	6,583
Others	33,213	50,973
Total	234,036	262,490